Related Party Transactions (Tables)	6 Months Ended
Apr. 30, 2026
Related Party Transactions [Abstract]
Schedule of Amount Due from Related Parties

As of April 30, 2026 and October 31,2025, amount due from related parties consisted of the following:

	April 30, 2026	October 31, 2025
Xiaozhong Lin(1)	$109,403	$36,815
Xuefen Zhang(2)	267,010	-
Total	$376,413	$36,815

(1)	Xiaozhong Lin, Chairman and CEO of the Company

(2)	Xuefen Zhang, director and Chief Operating Officer of the Company